CONVERTIBLE BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible debt	At December 31, 2020 and 2019, convertible debt consisted of the following:
	December 31,	December 31,
	2020	2019

Principal	$739,189	-
Unamortized discount	-	-
Convertible dete, net	$739,189	-

Schedule of assumption used	Warrant activities for the year ended December 31, 2020 are summarized as follows:
	2020
Divident rate	-
Term (in years)	1.29	years
Volatility	98%
Risk – free interest rate	15%

Schedule of warrant activities
Weighted
Average
	Averagate		Weighted	Remaining
	Intrinsic	Number of	Average	Contractual
	Value	Warrants	Exercise Price	Term(Years)
Balance Outstanding December 31, 2019	-	-	-	-
Granted	784,000	$1.25	1.29	-
Cancelled	-	-	-	-
Balance Outstanding December 31, 2020	784,000	$1.25	1.29	-